091-16232fm

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
| Estimated average burden hours per response | 3.60 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM** [redacted]

13005899

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   iShares 2013 S&P AMT-Free Municipal Series ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   MUAB
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
JUNE 25, 2013

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN 28 2013 |

# CHX

**Chicago Stock Exchange**

June 25, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| AUNZ | WisdomTree Australia & New Zealand Debt Fund |
| KNOW | Direxion All Cap Insider Sentiment Shares |
| LBND | PowerShares DB 3x Long 25+ Year Treasury Bond ETN |
| LEMB | iShares Emerging Markets Local Currency Bond Fund |
| LGLV | SPDR Russell 1000 Low Volatility ETF |
| LTPZ | PIMCO 15+ Year U.S. Treasury Inflation-Protected Securities Index Fund |
| MATH | Meidell Tactical Advantage ETF |
| MINC | AdvisorShares Newfleet Multi-Sector Income ETF |
| MLPG | UBS AG ETRACS Linked to the Alerian Natural Gas MLP Index due 2040 |
| MLPI | UBS E-TRACS Alerian MLP Infrastructure ETN |
| MLPJ | Global X Junior MLP ETF |
| MLPL | UBS AG 2x Leveraged Long E-TRACS Linked to the Alerian MLP Infrastructure Index due 2040 |
| MLPN | Credit Suisse Cushing 30 MLP Index ETN |
| MLPY | Morgan Stanley Cushing MLP High Income Index ETN due 2031 |
| MMTM | SPDR S&P 1500 Momentum Tilt ETF |
| MOAT | Market Vectors Morningstar Wide Moat Research |
| MOM | QuantShares U.S. Market Neutral Momentum Fund |
| MONY | iShares Financials Sector Bond Fund |
| MORL | ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN |
| MORT | Market Vectors Mortgage REIT Income ETF |
| MRGR | ProShares Merger ETF |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public | |
| Availability: | JUN 28 2013 |

| | |
|---|---|
| MTUM | iShares MSCI USA Momentum Factor ETF |
| MUAB | iShares 2013 S&P AMT-Free Municipal Series ETF |
| MUAC | iShares 2014 S&P AMT-Free Municipal Series ETF |
| MUAD | iShares 2015 S&P AMT-Free Municipal Series ETF |
| MUAE | iShares 2016 S&P AMT-Free Municipal Series ETF |
| MUAF | iShares 2017 S&P AMT-Free Municipal Series ETF |
| MUAG | iShares 2018 S&P AMT-Free Municipal Series ETF |
| MUNI | PIMCO Intermediate Municipal Bond Strategy Fund ETF |
| SBND | PowerShares DB 3x Short 25+ Year Treasury Bond ETN |
| SIZ | QuantShares U.S. Market Neutral Size Fund |
| SIZE | iShares MSCI USA Size Factor ETF |
| SMLV | SPDR Russell 2000 Low Volatility ETF |
| VLU | SPDR S&P 1500 Value Tilt ETF |
| VLUE | iShares MSCI USA Value Factor ETF |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures